HOLDING COMPANY, RELATED COMPANY AND RELATED PARTY TRANSACTIONS (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of transactions between related parties [line items]
Short-term benefits	$ 4,340	$ 7,954	$ 9,200
Share-based payments	0	5,108	1,479
Total director's remuneration	$ 4,340	$ 13,062	$ 10,679